Segment Information (Certain Segment Operating Data and Other) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Net Revenues	$ 542,674	$ 546,313	$ 559,867	$ 550,578	$ 531,593	$ 528,897	$ 540,680	$ 541,085	$ 2,199,432	$ 2,142,255	$ 2,198,738
Corporate expense									76,941	75,626	63,249
Depreciation and amortization									207,118	208,915	218,667
Project development, preopening and writedowns									6,907	13,747	10,371
Share-based compensation expense									19,264	18,476	18,891
Impairments of assets									18,565	48,681	5,351
Other operating charges, net									907	13	2,861
Operating Income (Loss)	$ 46,802	$ 69,423	$ 83,094	$ 71,883	11,621	$ 41,802	$ 58,749	$ 61,560	271,202	173,732	231,217
Segment Reconciling Items [Member]
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Total Reportable Segment Adjusted EBITDA (1)									527,391	467,344	491,188
Corporate expense									(60,177)	(59,420)	(46,594)
Reportable Segment Adjusted EBITDA									587,568	526,764	537,782
Deferred rent									3,428	3,616	3,830
Depreciation and amortization										208,915	218,667
Project development, preopening and writedowns										13,747	10,371
Share-based compensation expense									19,264	18,666	18,891
Impairments of assets										48,681	5,351
Other operating charges, net										(13)	2,861
Total other operating costs and expenses									256,189	293,612	259,971
Operating Income (Loss)									271,202	173,732	231,217
Las Vegas Locals
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Net Revenues									610,107	592,652	591,447
Total Reportable Segment Adjusted EBITDA (1)									157,312	144,397	137,501
Downtown Las Vegas
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Net Revenues									234,191	224,275	222,715
Total Reportable Segment Adjusted EBITDA (1)									49,314	37,309	35,036
Midwest and South
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Net Revenues									1,355,134	1,325,328	1,384,576
Total Reportable Segment Adjusted EBITDA (1)									$ 380,942	$ 345,058	$ 365,245
Borgata
Segment Reporting, Certain Operating Data and Reconciling Item for Adjusted EBITDA from Segment to Consolidated [Line Items]
Ownership percentage by noncontrolling owners	50.00%								50.00%
Net Revenues					179,147				$ 804,166
Impairments of assets									12,100
Operating Income (Loss)					$ 21,251				$ 146,842